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APPENDIX I.          U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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     1.   Name and address of issuer:   Quest for Value Global Funds, Inc.
                                        33 Maiden Lane
                                        New York, NY 10038


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     2.   Name of each series or class of funds for
          which this notice is filed:

                                        Global Income Fund - Class A, Class B,
                                        and Class B


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     3.   Investment Company Act File Number:  811-6105


          Securities Act File Number:  33-41342


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     4.   Last day of fiscal year for which this
          notice is filed:  November 22, 1995


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     5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 / /


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     6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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     7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


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     8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



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     9.   Number and aggregate sale price of securities sold during the fiscal year:

                 208,110         $1,805,381


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                                       22

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     10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                 208,110         $1,805,381


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     11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
          (see instruction 8.7):

                 96,093          $829,683


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     12.  Calculation of registration fee:

          (i)    Aggregate sale price of securities sold during
                 the fiscal year in reliance on rule 24f-2 (from
                 Item 10):                                       $1,805,381
                                                                 ---------------
          (ii)   Aggregate price of shares issued in connection
                 with dividend reinvestment plans (from Item 11,
                 if applicable):                                 +  829,683
                                                                 ---------------
          (iii)  Aggregate price of shares redeemed or
                 repurchased during the fiscal year (if
                 applicable):                                    -2,635,064
                                                                 ---------------
          (iv)   Aggregate price of shares redeemed or
                 repurchased and previously applied as a
                 reduction to filing fees pursuant to rule
                 24e-2 (if applicable):                          +     0
                                                                 ---------------
          (v)    Net aggregate price of securities sold and
                 issued during the fiscal year in reliance
                 on rule 24f-2 (line (i), plus line (ii), less
                 line (iii), plus line (iv)) (if applicable):          0
                                                                 ---------------
          (vi)   Multiplier prescribed by section 8(b) of the
                 Securities Act of 1933 or other applicable
                 law or regulation (see Instruction C.6):        x   1/2900
                                                                 ---------------
          (vii)  Fee due (line (i) or line (v) multiplied by
                 line (vii)):                                          0
                                                                 ---------------
                                                                 ---------------

     INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY
                  IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.



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     13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 / /

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES
          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          By (Signature and Title)*   /s/ Deborah Kaback
                                   ------------------------------------
                                          Deborah Kaback, Secretary
                                   ------------------------------------


          Date  12/14/95
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  *Please print the name and title of the signing officer below the signature.
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